Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, per share (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	55,235,284	31,949,038
Ordinary shares, shares outstanding (in Shares)	55,235,284	31,949,038
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized (in Shares)	3,700,000	3,700,000
Preferred shares, shares issued (in Shares)	3,700,000	3,700,000
Preferred shares, shares outstanding (in Shares)	3,700,000	3,700,000